Financial Instruments - maturity analysis - Residual Maturity (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deposits by banks
Financial instruments
Financial Liabilities	£ 20,441	£ 26,279
Derivatives [Member]
Financial instruments
Financial Liabilities	94,047	100,835
Customer accounts
Financial instruments
Financial Liabilities	450,318	479,810
Settlement balances and short positions
Financial instruments
Financial Liabilities	2,012	2,068
Trading liabilities
Financial instruments
Financial Liabilities	52,808	64,598
Financial liabilities (other)
Financial instruments
Financial Liabilities	49,107	49,326
Financial liabilities, subordinated
Financial instruments
Financial Liabilities	6,260	8,429
Notes in circulation
Financial instruments
Financial Liabilities	3,218	3,047
Lease liabilities.
Financial instruments
Financial Liabilities	1,118	1,263
Less than 12 months | Deposits by banks
Financial instruments
Financial Liabilities	7,799	13,715
Less than 12 months | Derivatives [Member]
Financial instruments
Financial Liabilities	39,331	34,593
Less than 12 months | Customer accounts
Financial instruments
Financial Liabilities	448,821	478,801
Less than 12 months | Settlement balances and short positions
Financial instruments
Financial Liabilities	2,012	2,068
Less than 12 months | Trading liabilities
Financial instruments
Financial Liabilities	42,760	41,664
Less than 12 months | Financial liabilities (other)
Financial instruments
Financial Liabilities	13,796	16,060
Less than 12 months | Financial liabilities, subordinated
Financial instruments
Financial Liabilities	973	1,375
Less than 12 months | Notes in circulation
Financial instruments
Financial Liabilities	3,218	3,047
Less than 12 months | Lease liabilities.
Financial instruments
Financial Liabilities	137	238
More than 12 months | Deposits by banks
Financial instruments
Financial Liabilities	12,642	12,564
More than 12 months | Derivatives [Member]
Financial instruments
Financial Liabilities	54,716	66,242
More than 12 months | Customer accounts
Financial instruments
Financial Liabilities	1,497	1,009
More than 12 months | Trading liabilities
Financial instruments
Financial Liabilities	10,048	22,934
More than 12 months | Financial liabilities (other)
Financial instruments
Financial Liabilities	35,311	33,266
More than 12 months | Financial liabilities, subordinated
Financial instruments
Financial Liabilities	5,287	7,054
More than 12 months | Lease liabilities.
Financial instruments
Financial Liabilities	981	1,025
Cash and balances at central banks
Financial instruments
Financial Assets	144,832	177,757
Cash and balances at central banks | Less than 12 months
Financial instruments
Financial Assets	144,832	177,757
Trading assets
Financial instruments
Financial Assets	45,577	59,158
Trading assets | Less than 12 months
Financial instruments
Financial Assets	35,944	40,263
Trading assets | More than 12 months
Financial instruments
Financial Assets	9,633	18,895
Derivatives [Member]
Financial instruments
Financial Assets	99,545	106,139
Derivatives [Member] | Less than 12 months
Financial instruments
Financial Assets	38,107	34,538
Derivatives [Member] | More than 12 months
Financial instruments
Financial Assets	61,438	71,601
Settlement balances
Financial instruments
Financial Assets	2,572	2,141
Settlement balances | Less than 12 months
Financial instruments
Financial Assets	2,572	2,141
Loans and advances to banks [Member] | Financial assets at amortised cost
Financial instruments
Financial Assets	7,139	7,682
Loans and advances to banks [Member] | Less than 12 months | Financial assets at amortised cost
Financial instruments
Financial Assets	6,872	7,425
Loans and advances to banks [Member] | More than 12 months | Financial assets at amortised cost
Financial instruments
Financial Assets	267	257
Loans and advances to customers [Member] | Financial assets at amortised cost
Financial instruments
Financial Assets	366,340	358,990
Loans and advances to customers [Member] | Less than 12 months | Financial assets at amortised cost
Financial instruments
Financial Assets	84,289	103,689
Loans and advances to customers [Member] | More than 12 months | Financial assets at amortised cost
Financial instruments
Financial Assets	282,051	255,301
Financial assets (Other)
Financial instruments
Financial Assets	30,895	46,145
Financial assets (Other) | Less than 12 months
Financial instruments
Financial Assets	6,128	11,151
Financial assets (Other) | More than 12 months
Financial instruments
Financial Assets	£ 24,767	£ 34,994